Financial income, financial expenses and exchange gains/(losses) - Additional Information (Detail) - EUR (€) € in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			€ 585	€ 4,224	€ 2,245
Foreign exchange losses			(7,869)	(7,791)	13,455
Lanificio | Subsidiaries
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Percentage of additional interest acquired in subsidiary		10.00%
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		€ 9,600
Group’s percentage interest		100.00%
Other Financial Income | Dondi
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Gain derived from contingent consideration					1,000
Options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Gains related to options			470	€ 20,675	€ 17,743
Put options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Additional purchase of options, percent	5.00%
Put option, noncontrolling interest, percent				10.00%
Increase (decrease) in fair value of financial liability			€ 11,426
Lanificio put option
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase (decrease) in fair value of financial liability				€ 3,523
Dondi put options
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase (decrease) in fair value of financial liability				€ 2,035